Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 12, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254), and

Western Asset Funds, Inc. (Securities Act File No. 33-34929; Investment Company Act File No. 811-06110) (collectively, the “Registrants”),

with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 30, 2017 to the Prospectus for each of the Funds listed in Schedule A.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Partners Income Trust
Western Asset Corporate Bond Fund	May 1, 2017
Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Short-Term Bond Fund	May 1, 2017
Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund	September 30, 2017

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